FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Disclosure of financial assets [text block]
11) FINANCIAL

ASSETS
As of

December

31,

2021

and

2020,

all the

financial

assets

of the

Company

are classified

as

amortized

cost

except

for

the
derivative

financial instruments

that are classified

as financial assets

at fair value.
Credit risk

arises

from

the possibility

that the

Atento

Group

might

not recover

its financial

assets

at the amounts

recognized
and in the established

terms. Atento Group Management

considers

that the carrying amount of financial assets

is similar to

the fair value.
As

of

December

31,

2021,

Atento

Teleservicios

España

S.A,

Atento

Brasil

S.A.

and

Atento

Colombia

have

entered

into
factoring

agreements

without

recourse,

anticipating

an

amount

of
168,822

thousand

U.S. dollars

(
117,295

thousand

U.S dollars

for
December

31, 2020),

receiving

cash net of discount,

the related trade

receivables

were realized

and interest

expenses was

recognized

in
the statement

of operations.